CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY $ in Thousands	USD ($) shares	Share Capital Common shares USD ($) shares	Contributed Surplus USD ($)	Deficit USD ($)	Non-Controlling Interest USD ($)
Balance at beginning of period (shares) at Dec. 31, 2016 | shares		67,071,290
Balance at beginning of period at Dec. 31, 2016	$ (120,761)	$ 746,542	$ 33,861	$ (832,951)	$ (68,213)
Shares issued (see Note 13) (shares) | shares		8,161,900
Shares issued (see Note 13)	35,682	$ 35,682
Shares issued under DSUs (shares) | shares		233,539
Shares issued under DSUs	$ 0	$ 521	(521)
Shares issued under options (shares) | shares	5,000	4,750
Shares issued under options	$ 10	$ 16	(6)
Shares issued under warrants (see Note 13) (shares) | shares		644,736
Shares issued under warrants (see Note 13)		$ 2,450
Options granted net of forfeitures	1,229		1,229
Deferred share units granted	387		387
Performance and restricted share units granted	334		334
Share issue costs	(2,044)	$ (2,044)
Net (loss)/income	40,959			38,771	2,188
Balance at end of period (shares) at Dec. 31, 2017 | shares		76,116,215
Balance at end of period at Dec. 31, 2017	(41,754)	$ 783,167	35,284	(794,180)	(66,025)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance1	(60,734)	$ 783,167	35,284	(813,160)	(66,025)
Impact of adopting IFRS 15 on January 1, 2018 (see Note 3)	0
Shares issued (see Note 13) (shares) | shares		32,642,100
Shares issued (see Note 13)	125,672	$ 125,672
Shares issued under DSUs (shares) | shares		36,194
Shares issued under DSUs	$ (145)	$ 20	(165)
Shares issued under options (shares) | shares	25,000	24,500
Shares issued under options	$ 61	$ 77	(16)
Shares issued under warrants (see Note 13)	2,450	2,450
Options granted net of forfeitures	1,248		1,248
Deferred share units granted	565		565
Performance and restricted share units granted	342		342
Share issue costs	(901)	$ (901)
Net (loss)/income	(24,071)			(18,123)	(5,948)
Balance at end of period (shares) at Dec. 31, 2018 | shares		108,819,009
Balance at end of period at Dec. 31, 2018	42,037	$ 908,035	$ 37,258	$ (831,283)	$ (71,973)
Impact of adopting IFRS 15 on January 1, 2018 (see Note 3)	$ 18,980